Income Taxes (Tables)	12 Months Ended
Jan. 03, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Provision (Benefit)

Income tax provision (benefit) - in millions:	2015	2014	2013
Current
Federal	$54.4	$57.4	$21.6
State	5.3	(1.1)	3.5
Foreign	4.0	9.3	0.2
Total current	63.7	65.6	25.3
Deferred
Federal	3.5	(0.2)	18.2
State	(2.5)	1.0	(2.3)
Foreign	(2.0)	0.1	(1.7)
Total deferred	(1.0)	0.9	14.2
Provision for income taxes	$62.7	$66.5	$39.5

Reconciliation of the Statutory Federal Income Tax Rate to the Actual Effective Income Tax Rate
The following is a reconciliation of the statutory federal income tax rate to the actual effective income tax rate:

Tax rate reconciliation:	2015	2014	2013
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	1.9	2.5	1.9
Research and development tax credits	(3.4)	(3.3)	(4.5)
Investment tax credits	(1.2)	(1.9)	(2.4)
Qualified production activity deduction	(2.2)	(2.0)	(1.7)
Foreign rate differential	(2.1)	(3.7)	(3.4)
Net accruals (reversals) for unrecognized tax benefits	(2.1)	(1.4)	(5.4)
Other	(1.6)	(1.6)	(1.8)
Effective income tax rate	24.3%	23.6%	17.7%

Schedule of Deferred Tax Assets and Liabilities
The categories of assets and liabilities that have resulted in differences in the timing of the recognition of income and expense were as follows (in millions):

Deferred income tax assets:(a)	2015	2014

Current:
Accrued liabilities	$—	$20.3
Inventory valuation	—	14.3
Accrued vacation	—	11.4
Deferred compensation and other benefits plans	—	0.9
Intangible amortization	—	0.6
Other	—	0.9
Valuation allowance	—	(2.9)
Long-term:
Accrued liabilities	31.3	12.5
Inventory valuation	17.3	—
Accrued vacation	10.5	—
Deferred compensation and other benefit plans	16.8	11.4
Postretirement benefits other than pensions	4.8	5.9
Tax credit and NOL carryforward amounts	49.1	53.5
Valuation allowance	(18.8)	(20.3)
Total deferred income tax assets	111.0	108.5
Deferred income tax liabilities:
Current:
Other items	—	2.7
Long-term:
Property, plant and equipment differences	26.5	28.8
Intangible amortization	111.6	111.5
Other	3.3	—
Total deferred income tax liabilities	141.4	143.0
Net deferred income tax liabilities	$(30.4)	$(34.5)

a)	In accordance with new accounting standards, all deferred tax assets and liabilities are now classified as non-current. Prior periods were not adjusted.

Rollforward of our Unrecognized Tax Benefits

Unrecognized tax benefits (in millions):	2015	2014	2013
Beginning of year	$32.3	$35.4	$42.6
Increase in prior year tax positions (a)	2.1	4.3	3.5
Increase for tax positions taken during the current period	1.6	0.9	0.9
Reduction related to settlements with taxing authorities	(1.5)	(2.8)	(4.8)
Reduction related to lapse of the statute of limitations	(5.0)	(4.8)	(6.2)
Impact of exchange rate changes	(0.7)	(0.7)	(0.6)
End of year	$28.8	$32.3	$35.4
a) Includes the impact of acquisitions in all years.